Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005457
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%		14.32%		12.87%
Without Sales Load [Member] | C000159677
Average Annual Return [Line Items]
Average Annual Return, Percent	24.95%		14.47%	14.27%
Without Sales Load [Member] | C000219327
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%	22.60%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	14.34%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	22.60%